N-2	Apr. 01, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001633336
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Crescent Capital BDC, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	37,061,547
Outstanding Security, Not Held [Shares]	37,061,547